BUSINESS ACQUISITIONS AND DISPOSALS - Acquisitions of subsidiaries under common control in 2019 (Details) - RUB (₽) ₽ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of business combinations
Consideration paid net of cash acquired			₽ 2,359	₽ 13,242
Cash acquired			12	1,401
Assets acquired other than cash			1,019	129,969
Liabilities assumed			58	₽ 128,290
Kinopolis
Disclosure of business combinations
Consideration paid		₽ 2,042
Consideration paid net of cash acquired			2,030
Cash acquired			12
Assets acquired other than cash			1,017
Liabilities assumed			58
Narodnoje
Disclosure of business combinations
Consideration paid	₽ 329
Consideration paid net of cash acquired			329
Assets acquired other than cash			₽ 102